Financial instruments	12 Months Ended
Dec. 31, 2017
Financial instruments
Financial instruments

Note 20 – Financial instruments

Categories of financial assets and financial liabilities

The following tables set out, for financial assets and liabilities as of December 31, 2017 and 2016, the supplementary disclosures on financial instruments required by IFRS 7 and the detail of gains and losses established by IFRS 9.

		Fair value
As of December 31, 2017	Amortized cost	accounted through profit or loss	accounted through other comprehensive Income	Total
Assets
Cash and cash equivalents (1)	1,469	1,362	-	2,831
Investments	3,169	2,913	-	6,082
Trade receivables	8,648	-	-	8,648
Other receivables (2)	387	58	10	455

Total	13,673	4,333	10	18,016

Liabilities
Trade payables	11,584	-	-	11,584
Loans	12,218	17	-	12,235
Salaries and social security payables	2,310	-	-	2,310
Other liabilities (2)	91	-	-	91

Total	26,203	17	-	26,220

(1) Includes 1,364 as of December 31, 2017, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.

(2) Only includes financial assets and liabilities according to the scope of IFRS 7.

		Fair value
As of December 31, 2016	Amortized cost	accounted through profit or loss	accounted through other comprehensive Income	Total
Assets
Cash and cash equivalents (1)	2,436	1,509	-	3,945
Investments	349	1,748	-	2,097
Trade receivables	7,785	-	-	7,785
Other receivables (2)	333	2	-	335

Total	10,903	3,259	-	14,162

Liabilities
Trade payables	9,131	-	-	9,131
Loans	11,910	1	1	11,912
Salaries and social security payables	1,794	-	-	1,794
Other liabilities (2)	75	-	-	75

Total	22,910	1	1	22,912

(1) Includes 934 as of December 31, 2016, corresponding to Cash and banks, which were measured as financial assets at amortized cost by the Company.

(2) Only includes financial assets and liabilities according to the scope of IFRS 7.

Gains and losses by category – Year 2017

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	2,211	947
Financial liabilities at amortized cost	(3,213)	(940)
Financial assets at fair value through profit or loss (a)	904	-
Financial liabilities at fair value through profit or loss (b)	3	-

Total	(95)	7

(a)Includes 121 corresponding to other short-term investments and 783 corresponding to Government bonds.

(b)Corresponding to NDF.

Gains and losses by category – Year 2016

	Net gain/(loss)	Of which interest
Financial assets at amortized cost	707	374
Financial liabilities at amortized cost	(3,010)	(1,667)
Financial assets at fair value through profit or loss (a)	305	-
Financial liabilities at fair value through profit or loss (b)	(1)	-

Total	(1,999)	(1,293)

(a)Includes 61 corresponding to other short-term investments,  6 corresponding to NDF, 11 corresponding to Tuve’s share purchase option and 227 corresponding to Government bonds.

(b)Corresponding to NDF.

Fair value hierarchy and other disclosures

IFRS 7 establishes a hierarchy of fair value, based on the information used to measure the financial assets and liabilities and also establishes different valuation techniques. According to IFRS 7, valuation techniques used to measure fair value shall maximize the use of observable inputs.

The measurement at fair value of the financial instruments of the Group is classified according to the three levels set out in IFRS 7. The fair value hierarchy introduces three levels of input:

-	Level 1: Fair value determined by quoted prices (unadjusted) in active markets for identical assets or liabilities.
-

Level 2: Fair value determined based on inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

-	Level 3: Fair value determined by unobservable inputs where the reporting entity is required to develop its own assumptions.

Financial assets and liabilities recognized at fair value as of December 31, 2017 and 2016, their inputs, valuation techniques and the level of hierarchy are listed below:

Other short-term investments: These investments are included in Cash and cash equivalents and Investments. The Group had other short-term investments amounting to $2,532 and $1,779 as of December 31, 2017 and 2016, respectively. The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end; therefore its valuation is classified as Level 1.

Lebacs: These investments are included in Cash and cash equivalents and Investments. The Group had Lebacs amounting to $1,372 as of December 31, 2017. The fair value is based on information obtained from active markets and corresponds to quoted market prices as of year-end; therefore its valuation is classified as Level 1.

Government bonds: These bonds are included in “Investments” in the consolidated statement of financial position. As of December 31, 2017 and 2016 the Group has Government bonds in an amount of $371 and $1,456, respectively. The fair value was determined using information from active markets, valuing each bond to its closing year market value, so, its valuation qualifies as Level 1.

Derivative financial instruments (Forward contracts to purchase US dollars at fixed exchange rates): The fair value of the Telecom Group’s NDF contracts, disclosed below in the chapter “Hedge Accounting” was determined by information obtained in the most representative financial institutions in Argentina, the derivative financial instruments’ valuation was classified as Level 2.

During 2017 and 2016 there were no transfers between Levels of the fair value hierarchy.

According to IFRS 7, it is also required to disclose fair value information about financial instruments whether or not recognized at fair value in the balance sheet, for which it is practicable to estimate fair value. The financial instruments which are discussed in this section include, among others, cash and cash equivalents, accounts receivable, accounts payable and other instruments.

Derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in an immediate sale of the instrument. Also, because of differences in methodologies and assumptions used to estimate fair value, the Company’s fair values should not be compared to those of other companies.

The methods and assumptions used to estimate the fair values of each class of financial instrument falling under the scope of IFRS 7 as of December 31, 2017 and 2016 are as follows:

Cash and banks

Carrying amounts approximate its fair value.

Time deposits and National Government bonds (included in Cash and cash equivalents

The Telecom Group considers as cash and cash equivalents all short-term and highly liquid investments that are readily convertible to known amounts of cash, subject to an insignificant risk of changes in value and their original maturity or the remaining maturity at the date of purchase does not exceed 3 months. The carrying amount reported in the statement of financial position approximates fair value.

Investments

Investments in Government bonds and valued at amortized cost with its fair value at December 31, 2017 and 2016 are as follows:

	As of December 31, 2017		As of December 31, 2016
Investments	Book value	Fair value (*)	Book value	Fair value (*)

Government bonds (dollar linked)	293	301	-	-
Government bonds in foreign currency	2,377	2,387	258	264
Provincial and Municipal government bonds currency	419	417	-	-
Provincial government bonds in pesos	8	8	17	17
Provincial and Municipal government bonds (dollar linked)	72	59	74	70

Total	3,169	3,172	349	351

(*) According to IFRS selling costs are not deducted.

Trade receivables

Carrying amounts are considered to approximate fair value due to the short term nature of these accounts receivables. Noncurrent trade receivables have been recognized at their amortization cost, using the effective interest method and are not significant. All amounts that are assumed to be uncollectible within a reasonable period are written off and/or reserved.

Trade payables (except for NDF)

The carrying amount of accounts payable reported in the consolidated statement of financial position approximates its fair value due to the short term nature of these accounts payable. Noncurrent trade payables have been discounted and are not significant.

Loans

As of December 31, 2017 loans’ fair value amounts to $12,262 and its carrying value amounts to $12,235. As of December 31, 2016 loans’ fair value amounts to $13,988 and its carrying value amounts to $11,912.

Salaries and social security payables

The carrying amount of Salaries and social security payables reported in the consolidated statement of financial position approximates its fair value.

Other receivables, net (except for NDF) and other liabilities

The carrying amount of other receivables, net and other liabilities reported in the consolidated statement of financial position approximates its fair value.

Hedge accounting

In November 2013, a new chapter was introduced in IFRS 9 on Hedge Accounting replacing the provisions contained in IAS 39. This amendment represents a major review of hedge accounting, introducing significant improvements over the previous model, basically aligning accounting and risk management as well as related disclosures. The Telecom Group believes that a hedging relationship qualifies for hedge accounting if all of the following conditions established by the rule are met:

a)The hedging relationship consists only of eligible hedging instruments and hedged items;

b)At the beginning of the hedge relationship, there is a formal designation and documentation of the hedging relationship and objective and strategy for risk management of the Company for undertaking the hedge. That documentation shall include identification of the hedging instrument, the hedged item, the nature of the risk being hedged and how the entity assesses whether the hedging relationship meets the requirements of hedge effectiveness (including analysis of sources of hedge ineffectiveness and how to determine the hedge ratio); and

c) The hedging relationship satisfies the following requirements of hedge effectiveness:

(i) the economic relationship between the hedged item and the hedging instrument;
(ii) the effect of credit risk is not predominant in respect of changes of value coming from this economic relationship, and

(iii) the coverage ratio of the hedging relationship is the same as that provided by the amount of the hedged item that really covers the entity and the amount of the hedging instrument that the entity actually used to cover that amount of the hedged item.

-During 2017

During 1Q 2017, the Telecom Group entered into several NDF agreements to hedge the fluctuation of LIBO rate from the “IFC” loan amounting to US$ 400 million.

The agreements effective from March 15, 2017 hedge an amount if US$ 300 million, while those effective from September 15, 2017 hedge the outstanding US$ 100 million. Such NDF allow fixing the variable rate all along the loan term in a range between 2.087% and 2.4525% nominal annual rate (resulting in a weight average of 2.2258%).

As of December 31, 2017, the Group recognized a liability of $17, which is included in loans ($8 current and $9 non-current). Likewise during year 2017 the Group recognized losses amounting to $36 related with this contracts which are included in interest on loans in financial results.

During 2Q 2017, the Group entered into several NDF agreements to hedge the fluctuation of the exchange rate from the “IFC” loan amounting to US$ 53.5 million fixing the average exchange rate in $18.30, expiring between February and April 2018.

As of December 31, 2017, the Group recognized a receivable of $59 which is included in other current receivables and holds a reserve of $6 in other comprehensive income in the equity. Consequently, during year 2017 the Group recognized gains amounting to $53 related with this contract which is included in financial results.

During 3Q 2017, the Group entered into several NDF agreements to hedge the fluctuation of LIBO rate from the “IFC” loan amounting to US$ 40 million. Such NDF were agreed in two tranches of US$ 20 million each one, both of them starting on March 15, 2018 and fixing the variable rate all along the term of the loan to 2.1325% and 2.085% nominal annual rate, respectively.

As of December 31, 2017, the Group recognized a receivable of $4, which is included in other receivables ($2 current and $2 non-current) with counterpart in other comprehensive income in the equity.

On the other hand, during year 2017, the Group entered into several NDF agreements to hedge the fluctuation of the exchange rate from certain commercial obligations for an amount of US$6.3 million fixing the average exchange rate in $18.94 expiring between March and August 2018.

As of December 31, 2017, the Group recognized a receivable of $6, which is included in other current receivables. Likewise during year 2017 the Group recognized gains amounting to $6 related with this contracts which are included in foreign currency exchange rate gains in financial results.

-During 2016

Due to the existence of commitments denominated in US Dollars as of December 31, 2016, the Telecom Group entered into several NDF agreements during 2016 to purchase a total amount of US$ 7 million. The purpose of these NDF is to eliminate the risks associated to the fluctuation of the future exchange rate and to align the payment currency of Telecom Argentina’s and Personal’s commitments (hedged item) to its functional currency. As the effect of the fluctuation of the exchange rate over the hedged items is recognized in the Income Statement, changes in the fair value of NDF in 2016 (net gain of approximately $2) have also been recognized in the Income Statement, within Finance expenses – Exchange Differences with counterpart in current assets (Other receivables), maturing in February 2017.

During 2016, Personal entered into several NDF agreements for US$9 million, maturing in March 2017 in order hedge the first interest installment of the IFC Loan. These NDF agreements were qualified as “effective” cash flow hedges for accounting purposes The Telecom Group recognizes the hedging instruments results, distinguishing between gains and losses of such agreements that generate assets and liabilities, as appropriate, without offsetting balances with different counterparties. As of December 31, 2016, the Telecom Group has a current liability amounting to $2, negative deferred results amounting to $1 (before income tax) and a net loss amounting to $1 included in Finance expenses – Exchange Differences related to the US$9 million outstanding NDF to such date, which will mature in March 2017.

During 2016 Personal also settled US$ 159 million of NDF agreements in US dollars that had as of December 31, 2015, which resulted in a gain of $2 recognized in the Income Statement, within Other operating costs. The purpose of these NDF was also to eliminate the risks associated to the fluctuation of the future exchange rate and to align the payment currency of Personal’s commercial commitments (hedged item) to its functional currency.

-Offsetting of financial assets and financial liabilities

The information required by the amendment to IFRS 7 as of December 31, 2017 and 2016 is as follows:

	As of December 31, 2017
	Trade receivables	Other receivables (1)	Trade payables	Other liabilities (1)
Current and noncurrent assets (liabilities) - Gross value	10,155	488	(13,091)	(124)
Offsetting	(1,507)	(33)	1,507	33

Current and noncurrent assets (liabilities) – Booked value	8,648	455	(11,584)	(91)

(1) Includes financial assets and financial liabilities according to IFRS 7.

	As of December 31, 2016
	Trade receivables	Other receivables (1)	Trade payables	Other liabilities (1)
Current and noncurrent assets (liabilities) - Gross value	9,196	357	(10,542)	(97)
Offsetting	(1,411)	(22)	1,411	22

Current and noncurrent assets (liabilities) – Booked value	7,785	335	(9,131)	(75)

(1) Includes financial assets and financial liabilities according to IFRS 7.

The Telecom Group offsets the financial assets and liabilities to the extent that such offsetting is provided by offsetting agreements and provided that the Group has the intention to make such offsetting, in accordance with requirements established in IAS 32. The main financial assets and liabilities offset correspond to transactions with other national and foreign operators (including interconnection, CPP and Roaming), being offsetting a standard practice in the telecommunications industry at the international level that the Telecom Group applies regularly. Offsetting is also applied to transactions with agents.